Dear Policyowner:

The U.S. stock and bond markets were exceptionally good to investors in 1995. Major international markets had good years as well, although most of them lagged the US market. Results in the subaccounts of the MEMBERS(R) Variable Universal Life and the UltraVers-ALL LIFESM reflect these strong markets as shown below:

                                                        Percent increase
                                                       in Unit Value from
   Subaccount                                       12/31/94 through 12/31/95
-------------------------------------------------------------------------------
   Capital Appreciation Stock                                29.7%
   Growth and Income Stock                                   30.6%
   Balanced                                                  21.2%
   Bond                                                      15.4%
   Money Market                                               4.4%
   Treasury 2000                                             19.9%
   World Governments                                         13.9%
-------------------------------------------------------------------------------

The International Stock subaccount was added to the product in 1995. The first activity in that subaccount was on July 3, 1995. The Unit Value for this subaccount increased 6.1% from 7/3/95 through 12/31/95.

This booklet is divided into several sections. Each section contains the semiannual report for a component of variable universal life. The first section contains the following reports for the Century Variable Account:

Statement of Assets and Liabilities....................................page  2
Statement of Operations................................................page  3
Statement of Changes in Net Assets.....................................page  5
Notes to the Financial Statements......................................page  7
Independent Auditors' Report.......................................... page 12

The Century Variable Account invests in mutual funds. The results shown reflect the deduction of the separate account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

The remaining sections of this booklet cover the mutual funds and include discussions of the fund results and the managers' outlook. The second section contains the report for the Ultra Series Fund which includes the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and the Treasury 2000 Fund. The third section is the report for the T. Rowe Price International Stock Portfolio of the T. Rowe Price International Series, Inc., and the last section has the financial information and results for the MFS(R) World Government SeriesSM of the MFS(R) Variable Insurance TrustSM.

Variable universal life provides you with valuable life insurance protection. It also provides the investment alternatives you need for your long-term asset accumulation needs. We appreciate your trust in Century Life of America and in variable universal life. We value our relationship with you and we will be working hard in 1996 to help you meet your financial objectives.

Sincerely,


/s/ Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
Century Life of America

                            CENTURY VARIABLE ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1995

                                 Capital
                              Appreciation  Growth and                                Money     Treasury   International    World
                                  Stock    Income Stock   Balanced       Bond        Market       2000         Stock     Governments
Assets:                        Subaccount   Subaccount   Subaccount   Subaccount   Subaccount  Subaccount   Subaccount* Subaccount**
                               ----------   ----------   ----------   ----------   ----------  ----------   ----------- ------------
Investments in Ultra Series
 Fund: (note 2)
Capital Appreciation Stock
 Fund, 718,245 shares at net
 asset value of $12.51 per
 share (cost $7,796,904)      $8,986,425   $       --     $     --      $     --  $        --    $      --       $   --    $      --
Growth and Income Stock Fund,
 1,899,704 shares at net asset
 value of $18.20 per share
 (cost $29,392,576)                   --   34,580,400           --            --           --           --           --           --
Balanced Fund, 3,166,255 shares
 at net asset value of $ 14.63
 per share (cost $ 41,933,119)        --           --   46,320,994            --           --           --           --           --
Bond Fund, 355,954 shares
  at net asset value of $10.63
  per share (cost $3,637,193)         --           --           --     3,783,375           --           --           --           --
Money Market Fund, 2,133,863
 shares at net asset value of
 $1.00 per share(cost $2,133,863)     --           --           --            --    2,133,863           --           --           --
Treasury 2000 Fund, 182,546
 shares at net asset value of
 $8.47 per share(cost $1,273,177)     --           --           --            --           --    1,545,327           --           --
Investments in T. Rowe Price
International Fund, Inc.,:
 International Stock Portfolio,
 66,808 shares at net asset value
 of $11.26 per share(cost $730,182)   --           --           --            --           --           --      752,261           --
Investments in MFS(R) Variable
Insurance TrustSM:
  World Governments Series, 21,527
  shares at net asset value of
  $10.17 per share (cost $226,610)    --           --           --            --           --           --           --      218,931
Dividends receivable                  --           --           --            --           --           --           --           --
                              ----------  -----------  -----------    ----------   ----------   ----------    ---------    ---------
    Total assets               8,986,425   34,580,400   46,320,994     3,783,375    2,133,863    1,545,327      752,261      218,931
                              ----------  -----------  -----------    ----------   ----------   ----------    ---------    ---------
Liabilities:
Accrued adverse mortality and
  expense charges                    660        2,547        3,419           279          155        1,087           55           16
                              ----------  -----------  -----------    ----------   ----------   ----------    ---------    ---------
    Total liabilities                660        2,547        3,419           279          155        1,087           55           16
                              ----------  -----------  -----------    ----------   ----------   ----------    ---------    ---------
    Net assets                $8,985,765  $34,577,853  $46,317,575    $3,783,096   $2,133,708   $1,544,240     $752,206     $218,915
                              ==========  ===========  ===========    ==========   ==========   ==========    =========    =========
    Units outstanding (note 5)   663,269      907,821    1,522,893       155,381      125,112      194,133       70,876       19,219
                              ==========  ===========  ===========    ==========   ==========   ==========    =========    =========
    Net asset value per unit      $13.55       $38.09       $30.41        $24.35       $17.05        $7.95       $10.61       $11.39
                              ==========  ===========  ===========    ==========   ==========   ==========    =========    =========

See accompanying notes to financial statements.

  *The data is for the period beginning July 3, 1995 (date of initial activity). **The data is for the period beginning January 3, 1995 (date of initial activity).

                            CENTURY VARIABLE ACCOUNT
                             Statement of Operations
                  Years Ended December 31, 1995, 1994 and 1993

                                        CAPITAL APPRECIATION STOCK SUBACCOUNT            GROWTH AND INCOME STOCK SUBACCOUNT
Investment income (loss):                       1995              1994                  1995             1994              1993
                                                ----              ----                  ----             ----              ----
  Dividend income                            $349,394          $316,311            $2,783,538          $920,420       $2,174,889
  Adverse mortality and expense charges
   (note 3)                                   (67,332)          (37,923)             (253,958)         (178,836)        (152,862)
                                           ----------          --------            ----------        ----------       ----------
Net investment income (loss)                  282,062           278,388             2,529,580           741,584        2,022,027
                                           ----------          --------            ----------        ----------       ----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Proceeds from sale of securities         2,737,741           128,916             1,138,163         1,347,896        4,185,735
  Cost of securities sold                  (2,416,409)         (126,278)             (985,297)       (1,257,775)      (3,566,061)
                                           ----------          --------            ----------        ----------       ----------
Net realized gain (loss) on security
  transactions                                321,332             2,638               152,866            90,121          619,674
  Net change in unrealized appreciation
   or depreciation on investments           1,332,754          (143,233)            4,764,093          (762,308)        (560,550)
                                           ----------          --------            ----------        ----------       ----------
Net gain (loss) on investments              1,654,086          (140,595)            4,916,959          (672,187)          59,124
                                           ----------          --------            ----------        ----------       ----------
Net increase (decrease) in net assets
  resulting from operations                $1,936,148          $137,793            $7,446,539           $69,397       $2,081,151
                                           ==========          ========            ==========        ==========       ==========

                                                BALANCED SUBACCOUNT                           BOND SUBACCOUNT
Investment income (loss):                     1995            1994          1993            1995            1994            1993
                                              ----            ----          ----            ----            ----            ----
  Dividend income                       $3,308,296      $1,934,706      $2,825,506         $218,461        $198,871       $217,548
  Adverse mortality and expense charges
   (note 3)                               (375,225)       (311,308)       (281,719)         (33,879)        (30,732)       (32,701)
                                        ----------      ----------      ----------         --------       ---------       --------
Net investment income (loss)             2,933,071       1,623,398       2,543,787          184,582         168,139        184,847
                                        ----------      ----------      ----------         --------       ---------       --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Proceeds from sale of securities      2,989,211       2,663,000       4,430,663          885,596         498,842        600,884
   Cost of securities sold              (2,732,488)     (2,563,542)     (3,952,743)        (865,874)       (495,991)      (563,872)
                                        ----------      ----------      ----------         --------       ---------       --------
Net realized gain (loss) on security
  transactions                             256,723          99,458         477,920           19,722           2,851         37,012
  Net change in unrealized appreciation
   or depreciation on investments        4,759,298      (2,193,746)       (159,112)         326,701        (308,510)        57,244
                                        ----------      ----------      ----------         --------       ---------       --------
Net gain (loss) on investments           5,016,021      (2,094,288)        318,808          346,423        (305,659)        94,256
                                        ----------      ----------      ----------         --------       ---------       --------
Net increase (decrease) in net assets
  resulting from operations             $7,949,092       ($470,890)     $2,862,595         $531,005       ($137,520)      $279,103
                                        ==========      ==========      ==========         ========       =========       ========

See accompanying notes to financial statements.

                            CENTURY VARIABLE ACCOUNT
                             Statement of Operations
                  Years Ended December 31, 1995, 1994 and 1993


                                                MONEY MARKET SUBACCOUNT                            TREASURY 2000 SUBACCOUNT
Investment income (loss):              1995              1994             1993              1995             1994             1993
                                       ----              ----             ----              ----             ----             ----
Dividend income                     $116,648           $75,538           $79,218         $105,588           $96,836         $87,706
 Adverse mortality and expense
 charges (note 3)                    (20,105)          (19,253)          (29,219)         (12,710)          (11,586)        (11,689)
                                    --------          --------          --------         --------         ---------        --------
Net investment income (loss)          96,543            56,285            49,999           92,878            85,250          76,017
                                    --------          --------          --------         --------         ---------        --------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Proceeds from sale of securities   2,670,224         1,549,906         2,291,822               --                --              --
Cost of securities sold           (2,670,224)       (1,549,906)       (2,291,822)              --                --              --
                                    --------          --------          --------         --------         ---------        --------
Net realized gain (loss) on
security transactions                     --                --                --               --                --              --

Net change in unrealized
appreciation or depreciation
on investments                            --                --                --          161,453          (193,888)         93,753
                                    --------          --------          --------         --------         ---------        --------
Net gain (loss) on investments            --                --                --          161,453          (193,888)         93,753
                                    --------          --------          --------         --------         ---------        --------
Net increase (decrease) in net
assets resulting from operations     $96,543           $56,285           $49,999         $254,331         ($108,638)       $169,770
                                    ========          ========          ========         ========         =========        ========

                                            INTERNATIONAL STOCK SUBACCOUNT*                     WORLD GOVERNMENTS SUBACCOUNT**
Investment income (loss):              1995                                                 1995
                                       ----                                                 ----
  Dividend income                         $0                                              $19,972
  Adverse mortality and expense
charges (note 3)                      (1,492)                                              (1,176)
                                    --------                                              -------
Net investment income (loss)          (1,492)                                              18,796
                                    --------                                              -------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Proceeds from sale of securities      17,033                                               19,161
Cost of securities sold              (17,004)                                             (18,440)
                                    --------                                             --------
Net realized gain (loss) on
security transactions                     29                                                  721
Net change in unrealized
appreciation or depreciation
on investments                        22,078                                               (7,679)
                                    --------                                             --------
Net gain (loss) on investments        22,107                                               (6,958)
                                    --------                                             --------
Net increase (decrease) in net
assets resulting from operations     $20,615                                              $11,838
                                    ========                                             ========

See accompanying notes to financial statements.

  *The data is for the period beginning July 3, 1995 (date of initial activity).

 **The data is for the period beginning January 3, 1995 (date of initial activity).

                            CENTURY VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
                  Years Ended December 31, 1995, 1994 and 1993

                                      CAPITAL APPRECIATION STOCK SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                            1995              1994                           1995             1994             1993
                                       ----              ----                           ----             ----             ----
  Net investment income (loss)      $282,062          $278,388                     $2,529,580          $741,584       $2,022,027
  Net realized gain (loss) on
   security transactions             321,332             2,638                        152,866            90,121          619,674
  Net change in unrealized
   appreciation or depreciation
   on investments                  1,332,754          (143,233)                     4,764,093          (762,308)        (560,550)
                                  ----------        ----------                    -----------       -----------      -----------
   Change in net assets from
    operations                     1,936,148           137,793                      7,446,539            69,397        2,081,151
                                  ----------        ----------                    -----------       -----------      -----------
Capital unit transactions (note 5):
Proceeds from sale of units        5,340,463         7,013,416                     10,831,868        11,317,875        8,717,680
  Cost of units repurchased       (4,440,885)       (1,001,170)                    (6,090,704)       (6,776,401)      (8,167,903)
                                  ----------        ----------                    -----------       -----------      -----------
   Change in net assets from
    capital unit transactions        899,578         6,012,246                      4,741,164         4,541,474          549,777
                                  ----------        ----------                    -----------       -----------      -----------
Increase (decrease) in net assets  2,835,726         6,150,039                     12,187,703         4,610,871        2,630,928
Net assets:
  Beginning of period              6,150,039                --                     22,390,150        17,779,279       15,148,351
                                  ----------        ----------                    -----------       -----------      -----------
  End of period                   $8,985,765        $6,150,039                    $34,577,853       $22,390,150      $17,779,279
                                  ==========        ==========                    ===========       ===========      ===========

                                                 BALANCED SUBACCOUNT                                    BOND SUBACCOUNT
Operations:                            1995              1994             1993              1995             1994             1993
                                       ----              ----             ----              ----             ----             ----
  Net investment income (loss)    $2,933,071        $1,623,398        $2,543,787         $184,582          $168,139        $184,847
  Net realized gain (loss) on
   security transactions             256,723            99,458           477,920           19,722             2,851          37,012
  Net change in unrealized
   appreciation or depreciation
   on investments                  4,759,298        (2,193,746)         (159,112)         326,701          (308,510)         57,244
                                 -----------       -----------       -----------       ----------        ----------      ----------
   Change in net assets from
    operations                     7,949,092          (470,890)        2,862,595          531,005          (137,520)        279,103
                                 -----------       -----------       -----------       ----------        ----------      ----------

Capital unit transactions (note 5):
  Proceeds from sale of units     11,658,626        12,682,886        14,128,187        1,036,840           746,339         751,070
  Cost of units repurchased       (9,247,633)       (9,582,319)      (11,224,830)      (1,180,288)         (831,337)       (897,970)
                                 -----------       -----------       -----------       ----------        ----------      ----------
   Change in net assets from
    capital unit transactions      2,410,993         3,100,567         2,903,357         (143,446)          (84,998)       (146,900)
                                 -----------       -----------       -----------       ----------        ----------      ----------
Increase (decrease) in net assets 10,360,085         2,629,677         5,765,952          387,559          (222,518)        132,203
Net assets:
  Beginning of period             35,957,490        33,327,813        27,561,861        3,395,537         3,618,055       3,485,852
                                 -----------       -----------       -----------       ----------        ----------      ----------
  End of period                  $46,317,575       $35,957,490       $33,327,813       $3,783,096        $3,395,537      $3,618,055
                                 ===========       ===========       ===========       ==========        ==========      ==========


See accompanying notes to financial statements.

                            CENTURY VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
                  Years Ended December 31, 1995, 1994 and 1993

                                               MONEY MARKET SUBACCOUNT                             TREASURY 2000 SUBACCOUNT
Operations:                            1995              1994             1993              1995             1994             1993
                                       ----              ----             ----              ----             ----             ----
  Net investment income (loss)       $96,543           $56,285           $49,999          $92,878           $85,250         $76,017
  Net realized gain (loss) on
   security transactions                  --                --                --               --                --              --
  Net change in unrealized
  appreciation or depreciation
  on investments                          --                --                --          161,453          (193,888)         93,753
                                   ---------         ---------         ---------        ---------        ----------      ----------
   Change in net assets from
    operations                        96,543            56,285            49,999          254,331          (108,638)        169,770
                                   ---------         ---------         ---------        ---------        ----------      ----------
Capital unit transactions (note 5):
  Proceeds from sale of units      2,156,885         2,460,112         1,896,151          550,180           558,031         638,901
  Cost of units repurchased       (3,049,819)       (1,959,931)       (2,724,281)        (531,450)         (540,474)       (621,546)
                                   ---------         ---------         ---------        ---------        ----------      ----------
   Change in net assets from
   capital unit transactions        (892,934)          500,181          (828,130)          18,730            17,557          17,355
                                   ---------         ---------         ---------        ---------        ----------      ----------
Increase (decrease) in net assets   (796,391)          556,466          (778,131)         273,061           (91,081)        187,125
Net assets:
  Beginning of period              2,930,099         2,373,633         3,151,764        1,271,179         1,362,260       1,175,135
                                   ---------         ---------         ---------        ---------        ----------      ----------
  End of period                   $2,133,708        $2,930,099        $2,373,633       $1,544,240        $1,271,179      $1,362,260
                                   =========         =========         =========        =========        ==========      ==========


                                            INTERNATIONAL STOCK SUBACCOUNT*                     WORLD GOVERNMENTS SUBACCOUNT**
Operations:                            1995                                                 1995
                                       ----                                                 ----
  Net investment income (loss)       $(1,492)                                             $18,796
  Net realized gain (loss) on
   security transactions                  29                                                  721
  Net change in unrealized
    appreciation or depreciation
    on investments                    22,078                                               (7,679)
                                    --------                                             --------
   Change in net assets from
    operations                        20,615                                               11,838
                                    --------                                             --------
Capital unit transactions (note 5):
  Proceeds from sale of units        825,895                                              244,058
  Cost of units repurchased          (94,304)                                             (36,981)
                                    --------                                             --------
   Change in net assets from capital
    unit transactions                731,591                                              207,077
                                    --------                                             --------
Increase (decrease) in net assets    752,206                                              218,915
Net assets:
  Beginning of period                      --                                                    --
                                    --------                                             --------
  End of period                     $752,206                                             $218,915
                                    ========                                             ========


See accompanying notes to financial statements.

  *The data is for the period beginning July 3, 1995 (date of initial activity). **The data is for the period beginning January 3, 1995 (date of initial activity).

                            CENTURY VARIABLE ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The Century Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The Account was established as a separate investment account within Century Life of America to receive and invest net premiums paid under flexible premium variable life insurance policies.

     Although the assets of the Account are the property of Century Life of America, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which Century Life of America may conduct.

     The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in Century Life of America's general account to cover death benefits in excess of the accumulated value.


(2)  Significant Accounting Policies

     Investments

     The Account currently is divided into eight subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustTM, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., and MFS(R) Variable Insurance TrustTM. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has six funds available as investment options under the policies while T. Rowe Price International Fund, Inc., and MFS(R) Variable Insurance TrustTM each have one fund available as an investment option. MFS(R) Variable Insurance TrustTM also has other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

     Century Investment Management Co. (CIMCO) serves as the investment advisor to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Advisor to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

     Massachusetts Financial Services Company (MFS) serves as the Investment Advisor to the MFS World Governments Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustTM. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the Funds. Realized gains and losses from security transactions are reported on an average cost basis.
     Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Account form a part of the operations of Century Life of America and are not taxed separately. Century Life of America does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by Century Life of America in the future, a charge to the Account may be assessed.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  Fees and Charges

     Organization Costs

     Century Life of America absorbed all organization expenses of the Account.

     Policy Charges

     In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by Century Life of America by redeeming an appropriate number of units for each policy.

     Administrative Fee: Century Life of America will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, Century Life of America may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

     Deferred Contingent Sales and Administrative Charges: The sales and administrative expenses incurred when a Policy is issued are deferred (Deferred Charges) until the Policy is surrendered. Such charges are not collected at all if the Policy is held for nine years, or if the Insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second Policy Anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth Policy Anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the Policy at a minimum rate of 4 percent with the Company crediting additional amounts at its discretion.

     Policy Fee: Century Life of America will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

     Cost of Insurance and Additional Benefits Provided: Century Life of America will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

     Variable Account Charges

     Mortality and Expense Risk Charge: Century Life of America will deduct daily a mortality and expense risk charge from the account at an annual rate of .90 percent of the average daily net asset value of the Account. These charges will be deducted by Century Life of America in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.


(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the year ended December 31, 1995, was as follows:

     Growth and Income Stock Fund.............................  $8,486,455
     Capital Appreciation Stock Fund..........................   4,006,242
     Balanced Fund............................................   8,352,915
     Bond Fund................................................     931,006
     Money Market Fund........................................   1,873,765
     Treasury 2000 Fund.......................................       6,177
     International Stock Portfolio*...........................     747,186
     World Governments Series**...............................     245,050
                                                                ----------
                                                               $24,648,796
                                                                ==========

(5)  Unit Activity from Contract Transactions

     Transactions in units of each subaccount of the Account for the years ended December 31, 1995, 1994, and 1993 were as follows:

                             Capital
                          Appreciation  Growth and                                Money      Treasury    International    World
                              Stock    Income Stock   Balanced       Bond        Market        2000          Stock     Governments
                           Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount* Subaccount**
                           ----------   ----------   ----------   ----------   ----------   ----------    ------------------------
  Units outstanding at
    December 31, 1992             --      588,841    1,186,398      171,276       201,170      186,690           --           --
  Units sold                      --      321,862      580,946       34,868       120,058       93,201           --           --
  Units repurchased               --     (297,884)    (457,177)     (41,411)     (172,047)     (90,784)          --           --
                            --------     --------    ---------     --------      --------      -------       ------       ------
  Units outstanding at
    December 31, 1993             --      612,819    1,310,167      164,733       149,181      189,107           --           --
  Units sold                 684,909      385,948      502,048       34,868       152,172       82,063           --           --
  Units repurchased          (96,408)    (230,900)    (379,178)     (38,726)     (121,966)     (79,423)          --           --
                            --------     --------    ---------     --------      --------      -------       ------       ------
  Units outstanding at
    December 31, 1994        588,501      767,867    1,433,037      160,875       179,387      191,747           --           --
                            --------     --------    ---------      -------      --------      -------       ------       ------

  Units sold                 437,510      320,880      420,975       45,571       129,950       74,132       80,023       22,558
  Units repurchased         (362,742)    (180,926)    (331,119)     (51,065)     (184,225)     (71,746)      (9,147)      (3,339)
                            --------     --------    ---------      -------      --------      -------       ------       ------
  Units outstanding at
    December 31, 1995        663,269      907,821    1,522,893      155,381       125,112      194,133       70,876       19,219
                            ========     ========    =========      =======      ========      =======       ======       ======

  *The data is for the period beginning July 3, 1995 (date of initial activity). **The data is for the period beginning January 3, 1995 (date of initial activity).

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                              CAPITAL APPRECIATION STOCK SUBACCOUNT                 GROWTH AND INCOME STOCK SUBACCOUNT
                        1995       1994                                      1995       1994       1993       1992       1991
                        ----       ----                                      ----       ----       ----       ----       ----
  Net asset value:
   Beginning of period $10.45     $10.00                                    $29.16     $29.01     $25.73     $24.11     $19.36
    End of period       13.55      10.45                                     38.09      29.16      29.01      25.73      24.11
  Percentage increase
    in unit value
    during period*      29.7%      4.5%                                      30.6%      0.5%       12.8%      6.7%       24.5%
  Number of units
    outstanding at
    end of period      663,269    588,501                                   907,821    767,867    612,819    588,841    431,969

                                       BALANCED SUBACCOUNT                                        BOND SUBACCOUNT
                        1995       1994       1993       1992       1991         1995       1994       1993       1992       1991
                        ----       ----       ----       ----       ----         ----       ----       ----       ----       ----
  Net  asset value:
    Beginning of period$25.09     $25.44     $23.23     $21.94     $18.73       $21.11     $21.96     $20.35     $19.29     $16.95
    End of period       30.41      25.09      25.44      23.23      21.94        24.35      21.11      21.96      20.35      19.29
  Percentage increase
    in unit value
    during period*      21.2%      -1.4%      9.5%       5.9%       17.1%        15.4%      -3.9%      7.9%       5.5%       13.8%
  Number of units
    outstanding at
    end of period     1,522,893  1,433,037  1,310,167  1,186,398   912,075      155,381    160,875    164,733    171,276    159,858

  * The amount of premium invested in Century Variable Account is the amount remaining after the policy charges described in footnote 3 have been deducted. The policy charges have not been taken into account in this calculation. Inclusion of the policy charges would reduce the percentage increase in unit value during the period.

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                        MONEY MARKET SUBACCOUNT                                 TREASURY 2000 SUBACCOUNT
                           1995       1994       1993       1992       1991         1995       1994       1993       1992      1991
                           ----       ----       ----       ----       ----         ----       ----       ----       ----      ----
     Net asset value:

      Beginning of period $16.33     $15.91     $15.67     $15.33     $14.66        $6.63      $7.20      $6.29      $5.88     $4.92

      End of period        17.05      16.33      15.91      15.67      15.33         7.95       6.63       7.20       6.29      5.88

     Percentage increase
      in unit value
      during period*       4.4%       2.6%       1.5%       2.2%       4.6%         19.9%      -7.9%      14.5%      7.0%      19.5%

     Number of units
      outstanding at
      end of period      125,112    179,387    149,181    201,170    191,382      194,133    191,747    189,107    186,690   184,302

                                   INTERNATIONAL STOCK SUBACCOUNT**                          WORLD GOVERNMENTS SUBACCOUNT***
                           1995                                                     1995
                           ----                                                     ----
     Net asset value:

      Beginning of period $10.00                                                   $10.00

      End of period        10.61                                                    11.39

     Percentage increase
      in unit value
      during period*        6.1%                                                    13.9%

     Number of units
      outstanding at
      end of period       70,876                                                   19,219


     For the Money Market Subaccount, the "seven-day average yield" for the seven days ended December 31, 1995, was 4.06% and the "effective yield" for that period was 4.18%.

      *The amount of premium invested in Century Variable Account is the amount remaining after the policy charges described in footnote 3 have been deducted. The policy charges have not been taken into account in this calculation. Inclusion of the policy charges would reduce the percentage increase in unit value during the period.
     **The  data is for the  period  beginning  July 3,  1995  (date of  initial activity).
    ***The data is for the period beginning January 3, 1995 (date of initial activity).

                            CENTURY VARIABLE ACCOUNT
                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Century Life of America and Contract Owners of Century Variable Account:

We have audited the statements of assets and liabilities of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, Treasury 2000 Subaccount, International Stock Subaccount, and the World Governments Subaccount of the Century Variable Account as of December 31, 1995, the related statements of operations and changes in net assets for each of the years in the three-year (two years for Capital Appreciation Stock Subaccount and one year for International Stock and World Governments Subaccounts) period then ended, and the condensed financial information for each of the years in the five-year (two years for Capital Appreciation Stock Subaccount and one year for International Stock and World Governments Subaccounts) period then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1995 were verified by audit of the statements of assets and liabilities of the underlying funds of Ultra Series Fund and confirmation with MFS Variable Insurance Trust and T. Rowe Price. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, Treasury 2000 Subaccount, International Stock Subaccount and the World Governments Subaccount of Century Variable Account as of December 31, 1995; the results of their operations and the changes in their net assets for each of the years in the three-year (two years for Capital Appreciation Stock Subaccount and one year for International Stock and World Governments Subaccounts) period then ended; and the condensed financial information for each of the years in the five-year (two years for Capital Appreciation Stock Subaccount and one year for International Stock and World Governments Subaccounts) period then ended, in conformity with generally accepted accounting principles.


                              KPMG PEAT MARWICK LLP

Des Moines, Iowa
February 16, 1996